Employee benefits (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation	₩ 10,143,245
Defined Benefit Obligation [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	559,271	₩ 706,102	₩ 928,148
Current service cost	457,795	375,158	514,505
Past service credit	292,523	19,015	31,375
Gains on Settlement	1,132
Interest expense	46,760
Subtotal	798,210	394,173	545,880
Demographic assumption		(4,954)
Financial assumption	(47,762)	41,683	49,584
Adjustment based on experience	(261,251)	(80,813)	(159,142)
Return on plan assets excluding interest income
Subtotal	(309,013)	(44,084)	(109,558)
Changes in scope of consolidation	931,378
Benefits paid	(316,267)	(496,920)	(658,368)
Subtotal	615,111	(496,920)	(658,368)
Balance at end	1,663,579	559,271	706,102
Fair value of plan assets [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning
Current service cost
Past service credit
Gains on Settlement
Interest expense	9,126
Subtotal	9,126
Demographic assumption
Financial assumption
Adjustment based on experience
Return on plan assets excluding interest income	1,407
Subtotal	1,407
Changes in scope of consolidation	395,353
Benefits paid
Subtotal	395,353
Balance at end	405,886
Net defined benefit liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	559,271	706,102	928,148
Current service cost	457,795	375,158	514,505
Past service credit	292,523	19,015	31,375
Gains on Settlement	1,132
Interest expense	37,634
Subtotal	789,084	394,173	545,880
Demographic assumption		(4,954)
Financial assumption	(47,762)	41,683	49,584
Adjustment based on experience	(261,251)	(80,813)	(159,142)
Return on plan assets excluding interest income	(1,407)
Subtotal	(310,420)	(44,084)	(109,558)
Changes in scope of consolidation	536,025
Benefits paid	(316,267)	(496,920)	(658,368)
Subtotal	219,758	(496,920)	(658,368)
Balance at end	₩ 1,257,693	₩ 559,271	₩ 706,102